Intangible Assets	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Intangible assets

Note 7 – Intangible assets

Intangible assets include development costs that were capitalized. The expenditure capitalized in respect of development activities includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use. See also Note 2.N.

	2018	2019
	Thousands USD	Thousands USD

Balance as of January 1	6,755	5,983
Amortization	(772)	(772)
Balance as of December 31	5,983	5,211